Schedule of Assets (Held at End of Year) (Details) - EBP 006 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	56-1848578
EBP, Plan Number	006
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 26,990
Employee Benefit Plan, Asset Held for Investment	$ 1,068,336
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.00%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	10.00%
Employee benefit plan, asset held for investment, participant loan, maturity date	Nov. 30, 2039
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Equity Index Fund J
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 126,461
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index 2030 O
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 81,122
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index 2035 O
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 96,843
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index 2040 O
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 75,162
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index 2045 O
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 74,269
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index 2050 O
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 67,006
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index 2055 O
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 48,562
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index 2060 O
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 37,004
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index 2065 O
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 19,651
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index Retirement O
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 65,719
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Mid Cap Equity Index Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 10,582
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Russell 2000 Index Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,624
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock US Debt Index Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,845
Investment, Identifier [Axis]: Dodge & Cox Funds Dodge & Cox Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 16,615
Investment, Identifier [Axis]: Fidelity Investments Inc. Fidelity® Government Money Market Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 89
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Galliard Capital Management, LLC Galliard Stable Return Fund E
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Galliard Capital Management LLC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 62,771
Investment, Identifier [Axis]: Great Gray Trust Company, LLC Galliard Retirement Income Fund Class F35
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company, LLC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 346
Investment, Identifier [Axis]: Harbor Funds Harbor Capital Appreciation R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Harbor Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 70,339
Investment, Identifier [Axis]: IS MSCI EAFE INTL K iShares MSCI Europe, Australasia and Far East (EAFE®) International Index Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	IS MSCI EAFE INTL K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,222
Investment, Identifier [Axis]: Martin Marietta Materials, Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Martin Marietta Materials, Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 60,667
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: The Vanguard Group Vanguard Explorer Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 28,197
Investment, Identifier [Axis]: The Vanguard Group Vanguard International Growth Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 35,271
Investment, Identifier [Axis]: Washington Mutual American Funds Washington Mutual Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Washington Mutual [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 55,979